ALPS SERIES TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

February 2, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”)

File Nos. 333-183945, 811-22747

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information for each series of the Trust as identified in Exhibit A below, each dated January 28, 2022, do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on January 28, 2022 via EDGAR (Accession No. 0001398344-22-001325).

Please address any comments on this filing to the undersigned at 303-623-2577.

Sincerely,

/s/ Patrick Rogers
Patrick Rogers
Secretary

Attachment

cc:	Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

EXHIBIT A

Beacon Accelerated Return Strategy Fund

Beacon Planned Return Strategy Fund

Carret Kansas Tax-Exempt Bond Fund

Clarkston Partners Fund

Clarkston Fund

Clarkston Founders Fund

DDJ Opportunistic High Yield Fund

Hillman Value Fund

Seven Canyons Strategic Global Fund

Seven Canyons World Innovators Fund